Operating segments - Reconciliation of net earnings/(losses) to underlying earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reconciliation Of Net Earnings Losses To Underlying Earnings [Abstract]
Impairment charges, Pre-tax	$ (132)
Net gains on consolidation and disposal of interests in businesses, Pre-tax	4,622
Exchange and derivative gains/(losses), Pre-tax
– Exchange (losses)/gains on external US dollar net debt and intragroup balances and derivatives, Pre-tax	694
Gain/(losses) on currency and interest rate derivatives not qualifying for hedge accounting, Pre-tax	(59)
(Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting, Pre-tax	288
Losses from increases to closure estimates (non-operating and fully impaired sites), Pre-tax	(376)
Gain relating to surplus land at Kitimat, Pre-tax	602
Total excluded from underlying earnings, Pre-tax	5,639
Net earnings, Pre-tax	18,167	$ 12,816	$ 6,343
Underlying earnings, Pre-tax	12,528
Impairment charges, Tax	25
Net gains on consolidation and disposal of interests in businesses, Tax	(626)
– Exchange (losses)/gains on external US dollar net debt and intragroup balances and derivatives, Tax	(136)
- Gain/(losses) on currency and interest rate derivatives not qualifying for hedge accounting, Tax	11
- (Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting, Tax	(83)
Losses from increases to closure estimates (non-operating and fully impaired sites), Tax	41
Gain relating to surplus land at Kitimat, Tax	(33)
Tax provision			(380)
Tax charge relating to expected divestments, Tax		(202)
Total excluded from underlying earnings, Tax	(801)
Taxation	(4,242)	(3,965)	(1,567)
Underlying earnings, Tax	(3,441)
Impairment charges, Non-controlling interests	3
Exchange and derivative gains/(losses, Non-controlling interests
– Exchange (losses)/gains on external US dollar net debt and intragroup balances and drivatives, Non-controlling interests	(8)
Total excluded from underlying earnings, Non-controlling interests	(8)
Net earnings, Non-controlling interests	(287)	(89)	(159)
Underlying earnings, Non-controlling interests	(279)
Impairment charges, Net	(104)	(481)	(183)
Net gains on consolidation and disposal of interests in businesses, Net	3,996	2,022	382
Exchange and derivative gains/(losses), Net
– Exchange (losses)/gains on external US dollar net debt and intragroup balances and derivatives, Net	550	(488)	516
- Gain/(losses) on currency and interest rate derivatives not qualifying for hedge accounting, Net	(48)	30	(12)
- (Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting, Net	202	(352)	32
Losses from increases to closure estimates (non-operating and fully impaired sites), Net	(335)		(282)
Gain relating to surplus land at Kitimat, Net	569
Changes in corporate tax rates in the US and France, Net		(439)
Onerous port and rail contracts, Net			(329)
Restructuring costs and global headcount reductions, Net			(177)
Rio Tinto Kennecott insurance settlement, Net		45
Tax charge relating to expected divestments, Net		(202)
Other exclusions, Net			(50)
Total excluded from underlying earnings, Net	4,830	135	(483)
– attributable to owners of Rio Tinto (net earnings)	13,638	8,762	4,617
Underlying earnings, Net	$ 8,808	$ 8,627	$ 5,100